Income Taxes - Summary of Non-capital Losses (Details) - Non-capital losses	Dec. 31, 2021 CAD ($)
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 89,537,000
BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	162,986,000
2022 | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	42,826,000
2023 | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	33,063,000
2024 | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	15,990,000
2025 | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	15,138,000
2026 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	9,809,000
2026 | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	16,575,000
2027 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	12,170,000
2027 | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	26,114,000
2028 | BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	13,280,000
2029 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,009,000
2030 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,774,000
2031 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,343,000
2032 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,873,000
2033 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,457,000
2034 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	2,472,000
2035 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	3,125,000
2036 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	6,430,000
2037 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	4,812,000
2038 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	5,056,000
2039 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	6,864,000
2040 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	9,724,000
2041 | CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	$ 10,619,000